RECLAMATION AND CLOSURE COST PROVISIONS	12 Months Ended
Dec. 31, 2025
RECLAMATION AND CLOSURE COST PROVISIONS
RECLAMATION AND CLOSURE COST PROVISIONS

15.RECLAMATION AND CLOSURE COST PROVISIONS

The Company recognizes a provision for future reclamation and closure costs associated with disturbances resulting from exploration, development and operating activities at its properties. The reclamation liability reflects management’s best estimate of the present value of the expenditures required to settle the obligation at the end of the expected operating life of the assets, consistent with reclamation and closure plans submitted or to be submitted to the applicable regulatory authorities.

The movement in the Company’s reclamation and closure cost provisions is as follows:

	Year ended December 31
	2025	2024
Balance, beginning of year	$2,426,378	$1,285,032
Change in reclamation and closure cost estimates	1,229,081	1,542,376
Reclamation costs incurred	(151,051)	(401,030)
Accretion cost	38,660	—
Maritime Acquisition (Note 5)	7,327,000	—
	$10,870,068	$2,426,378
Current portion of reclamation and closure cost provisions	$—	$2,426,378
Non-current portion of reclamation and closure cost provisions	$10,870,068	$—

(a) Reclamation provisions relating to exploration and evaluation activities

Additions to the reclamation provision are included in the total amount of exploration and evaluation expenses in the consolidated statement of loss and comprehensive loss.

At December 31, 2024, the Company assessed that the reclamation obligations are current costs and as such considered the present value of the provision at December 31, 2024 to be equal to the total future undiscounted cash flows to settle the provision for reclamation, being $2,426,378.

During the year ended December 31, 2025, the Company determined an estimated operating life of 15 years for the Queensway Project. As a result, the Company commenced discounting its reclamation liability effective December 31, 2025, using a risk-free discount rate of 3.85% and a long-term inflation rate of 2% and has reclassified its reclamation obligations from current liabilities to a non-current reclamation liability. No reclamation deposit or financial assurance is currently required.

15.RECLAMATION AND CLOSURE COST PROVISIONS (continued)

(b) Reclamation provisions relating to property, plant and equipment

On November 13, 2025, the Company assumed Maritime’s reclamation obligations related to the Point Rousse Project and the Hammerdown Mine. The Maritime acquisition accounting resulted in the recognition of a reclamation liability of $7,327,000 and reclamation deposits and other collateral of $2,400,000. Maritime’s reclamation liability at the Closing Date reflects estimated future cash flows associated with dismantlement, remediation, and site restoration using a risk-adjusted discount rate of 5.60% and a long-term inflation rate of 2%. Subsequent to the Closing Date, the reclamation liability was remeasured using risk-free discount rates ranging from 3.22% to 3.65% resulting in an increase in reclamation and closure cost provision of $1,495,339 with a corresponding increase in property, plant and equipment and mining interests of $83,972 and $1,411,367, respectively.

Maritime maintains a surety bonding arrangement totaling $7,783,255 with the Government of Newfoundland and Labrador. The arrangement requires the Company to provide a cash collateral of $2,400,000, included in other assets in the consolidated statements of financial position, and pay an annual bond fee equal to 3% of the bond amount. The surety bonds secure, but do not extinguish, the Company’s reclamation obligations.

The liability has been classified as non-current on the consolidated statement of financial position because no settlements are expected within the next twelve months.